Stock Based Compensation - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2016 shares
Equity Incentive Plan [Line Items]
Expected dividend yield			0.00%
Weighted average grant date fair value | $ / shares	$ 41.97	$ 0.00	$ 9.64	$ 7.69
Unrecognized compensation | $			$ 2,193,874
Weighted-average period			2 years 1 month 2 days
Non vested weighted average grant date fair value | shares	3,188,792
Weighted average period	0	0
General and Administrative Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated | $	$ 344,034,000	$ 66,588,000	$ 332,065	$ 321,087
Stock-based compensation expense allocated | $	344,034,000	66,588,000	332,065	321,087
Research and Development Expense [Member]
Equity Incentive Plan [Line Items]
Stock-based compensation expense allocated | $	27,664,000	22,215,000	398,340	112,823
Stock-based compensation expense allocated | $	$ 27,664,000	$ 22,215,000	$ 398,340	$ 112,823
2016 Omnibus Inventive Plan [Member]
Equity Incentive Plan [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized | shares	700,000		700,000		500,000
Share-based compensation arrangement by share-based payment award, number of additional shares authorized | shares			200,000
Share-based compensation arrangement by share-based payment award, shares granted | shares	489,255		486,755
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares	210,745		213,245